Share-based compensation - Component (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 1,932	$ 1,267
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	767	566
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	268	229
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	871	437
ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 26	$ 35